      HSBC Mutual Funds Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      [Logo of HSBC Asset Management Americas Inc. Appears Here]
--------------------------------------------------------------------------------

      HSBC International Equity Fund*
     ------------------------------------------------------------------

July 17, 2001

Executive Summary

Dear Shareholder:

We believe Euro weakness is better seen as dollar strength. This is more than just the simple point that if one major currency is to rise, then another must fall. It comes down to the fact that there are better reasons for seeing the dollar as over-valued than there are for seeing the Euro as under-valued. Examples are the persistent current account deficit of the United States, and the fact that dollar strength depends on some factors like oil money, which are less than dependable and may reverse at any time. However, equity markets worldwide continue to assume that there will be an economic recovery in the fourth quarter and that a recession will be avoided. Either a "v" or a "u" shaped recovery is broadly anticipated, justifying in the eyes of the optimists the present valuations, particularly in cyclicals (now including technology and telecommunications).

Everyone knows the current U.S. account deficit is big and that saving is low. These are just two of the four main financial flows in the economy; the others are the public surplus (or deficit) and the company sector balances. The four always sum out to zero. (Current account deficit = foreign sector surplus). It's obvious that, today, the setup of these flows is highly unusual. The public sector and the current account are all at extremes. If they had to be re-balanced fast, for example if capital flows to the U.S. dried up, the potential to depress the economy is huge. That is why the Federal Reserve Board has cut rates so fast. It is unusual to have these forces driving the U.S. As a result this cycle may not respond well to monetary policy, so rates may need to go much lower. It is also clear that so far there is no sign of the imbalances being rectified. This means that the recent uptick in confidence and even the persistent strength in housing, may not be solidly based. If the imbalances are not rectified an "L" shaped non-recovery is possible. This leads us towards a more defensive portfolio strategy.

Some of the dislocations referred to in the U.S. exist elsewhere, but the pressure for release is less essential. This should mean that while a slowdown exists it is less severe outside the U.S.; we believe coupled with broadly cheaper international equity valuations should make the diversification benefits of equity exposure outside the U.S. come to fruition at last.

Our defensive strategy spreads to intra sector weightings, where even though our technology proportions are close to our benchmark they are lower beta in nature. The increasing economic uncertainty in Europe continues to undermine earnings assumptions for the technology and telecommunications sectors in particular. This uncertainty casts a shadow over the prospects for a pick up in capital expenditure, which could generate a recovery. We continue to revisit our valuations of companies in these sectors, but believe that they remain relatively unattractive.

Sincerely,
/s/ Clive Gillmore
Clive Gillmore
Regional Research Director, Equities
Delaware International Advisers, Ltd.
------
* International investing involves increased risk and volatility.

HSBC Mutual Funds Trust

Board of Trustees

JEFFREY J. HAAS         Professor of Law, New York Law School

RICHARD J. LOOS         Former Managing Director, HSBC Asset Management
                        (Americas) Inc.

CLIFTON H.W. MALONEY    President, C.H.W. Maloney & Co. Inc.

HARALD PAUMGARTEN       Managing Director, Heritage Capital Corp.

--------------------------------------------------------------------------------

Officers

WALTER B. GRIMM         President


CHARLES L. BOOTH        Vice President


MARK L. SUTER           Vice President


NADEEM YOUSAF           Treasurer


STEVEN R. HOWARD        Secretary


ALAINA V. METZ          Assistant Secretary

HSBC Mutual Funds Trust

Schedule of Portfolio Investments as of June 30, 2001 (Unaudited)

                           INTERNATIONAL EQUITY FUND

 Shares                                                                 Value
 -------                                                             -----------

 COMMON STOCKS (99.1%)
 Australia (11.2%)
 171,300 Amcor Ltd................................................   $   576,202
 195,700 CSR Ltd. ................................................       706,006
 316,300 Foster's Brewing Group Ltd...............................       880,723
  65,581 National Australia Bank Ltd..............................     1,168,020
 122,003 Orica Ltd................................................       276,109
  95,600 Paperlinx Ltd............................................       197,217
                                                                     -----------
                                                                       3,804,277
                                                                     -----------
 Belgium (0.9%)
   1,620 Electrabel...............................................       319,820
                                                                     -----------
 Finland (1.0%)
  11,710 UPM-Kymmene Oyj (b)......................................       331,005
                                                                     -----------
 France (8.6%)
  16,606 Alcatel SA...............................................       347,235
   5,268 Compagnie de Saint-Gobain................................       715,785
  15,024 Societe Generale.........................................       889,683
   6,869 TotalFinaElf SA..........................................       961,814
                                                                     -----------
                                                                       2,914,517
                                                                     -----------
 Germany (9.6%)
  20,300 Bayer AG.................................................       790,525
  16,193 Bayerische Hypo-und Vereinsbank AG.......................       790,979
  19,260 Pohang Iron & Steel Co., Ltd., ADR.......................       379,807
  21,580 RWE AG...................................................       854,987
   7,575 Siemens AG...............................................       458,512
                                                                     -----------
                                                                       3,274,810
                                                                     -----------
 Hong Kong (4.0%)
 148,500 Hong Kong Electric Holdings Ltd..........................       571,181
  59,000 Jardine Matheson Holdings Ltd............................       362,850
 198,485 Wharf Holdings Ltd.......................................       414,802
                                                                     -----------
                                                                       1,348,833
                                                                     -----------
 Japan (14.3%)
  28,000 Canon, Inc...............................................     1,131,535
  33,000 Eisai Co., Ltd...........................................       739,563
  81,000 Hitachi Ltd..............................................       795,610
  38,000 Matsushita Electric Industrial Co., Ltd..................       594,761
  10,200 Murata Manufacturing Co., Ltd............................       678,007

HSBC Mutual Funds Trust

                           INTERNATIONAL EQUITY FUND

 Shares                                                                 Value
 -------                                                             -----------

 COMMON STOCKS (continued)
 Japan (continued)
  55,000 Nichido Fire & Marine Insurance Co., Ltd..................  $   343,101
     109 West Japan Railway Co. ...................................      590,816
                                                                     -----------
                                                                       4,873,393
                                                                     -----------
 Netherlands (7.1%)
  55,600 Elsevier..................................................      691,917
  12,529 ING Groep NV..............................................      818,833
  15,599 Royal Dutch Petroleum Co..................................      897,718
                                                                     -----------
                                                                       2,408,468
                                                                     -----------
 New Zealand (2.7%)
 487,000 Carter Holt Harvey Ltd....................................      332,702
 251,400 Telecom Corp. of New Zealand Ltd..........................      568,790
                                                                     -----------
                                                                         901,492
                                                                     -----------
 Singapore (1.2%)
  62,000 Oversea-Chinese Banking Corp., Ltd.(b)....................      404,951
                                                                     -----------
 South Africa (2.4%)
 346,400 Sanlam Ltd. ..............................................      472,688
  37,400 Sasol Ltd.................................................      341,470
                                                                     -----------
                                                                         814,158
                                                                     -----------
 Spain (5.4%)
  58,228 Banco Santander Central Hispano SA........................      527,445
  48,910 Iberdrola SA..............................................      627,295
  55,295 Telefonica SA(b)..........................................      681,569
                                                                     -----------
                                                                       1,836,309
                                                                     -----------
 United Kingdom (30.7%)
  26,300 Associated British Foods PLC..............................      170,980
  90,449 Bass PLC..................................................      943,250
 193,940 BG Group PLC..............................................      762,362
 123,117 Blue Circle Industries PLC................................      852,779
 110,200 Boots Co. PLC.............................................      933,018
 124,500 British Airways PLC.......................................      600,586
  76,300 Cable & Wireless PLC......................................      446,406
  63,767 GKN PLC...................................................      613,877
  38,290 GlaxoSmithKline PLC(b)....................................    1,073,260
 121,480 Great Universal Stores PLC................................    1,037,918
  85,600 Halifax Group PLC(b)......................................      989,595

HSBC Mutual Funds Trust

                           INTERNATIONAL EQUITY FUND

 Shares                                                                 Value
 -------                                                             -----------

 COMMON STOCKS (continued)
 United Kingdom (continued)
  58,899 Lloyds TSB Group PLC......................................  $   587,723
  87,199 PowerGen PLC..............................................      881,764
  30,200 Rio Tinto PLC.............................................      535,167
                                                                     -----------
                                                                      10,428,685
                                                                     -----------
    Total Common Stocks.............................................  33,660,718
                                                                     -----------
    Total Investments (Cost $31,656,404) (a)--99.1%................. $33,660,718
                                                                     ===========

--------
Percentages indicated are based on net assets of $33,978,783.

(a) Cost differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................ $ 5,082,686
    Unrealized depreciation........................................  (3,078,372)
                                                                    -----------
    Net unrealized appreciation.................................... $ 2,004,314
                                                                    ===========

(b) Represents a non-income producing security.

ADR - American Depositary Receipt

Industry Diversification

                                                                    Percentage
Industry                                                           of Net Assets
--------                                                           -------------
Automotive........................................................      1.8%
Basic Materials...................................................      4.6
Broadcasting/Cable................................................      2.0
Building Products.................................................      6.7
Chemicals.........................................................      2.3
Consumer Goods & Services.........................................      6.8
Diversified.......................................................      1.2
Electric..........................................................      7.9
Energy............................................................     16.5
Financial Services................................................     26.7
Industrial Goods & Services.......................................      7.8
Pharmaceuticals...................................................      5.3
Telecommunications................................................      6.0
Transportation....................................................      3.5
                                                                       ----
Total Investments.................................................     99.1%
                                                                       ====

See notes to financial statements.

HSBC Mutual Funds Trust

Statement of Assets and Liabilities
June 30, 2001 (Unaudited)

                         INTERNATIONAL EQUITY FUND
Assets:
 Investments, at value (cost $31,656,404).....................  $33,660,718
 Cash.........................................................      108,111
 Foreign cash.................................................       58,667
 Dividends receivable.........................................      107,992
 Receivable for capital shares issued.........................        9,719
 Receivable from Investment adviser...........................       13,115
 Foreign tax reclaims receivable..............................      104,403
 Prepaid expenses.............................................        1,814
                                                                -----------
  Total Assets................................................   34,064,539
                                                                -----------
Liabilities:
 Payable for investments purchased............................       40,094
 Payable for capital shares redeemed..........................          326
 Accrued expenses and other liabilities:
 Administration...............................................        6,329
 Distribution.................................................           42
 Service organization.........................................           18
 Other........................................................       38,947
                                                                -----------
  Total Liabilities...........................................       85,756
                                                                -----------
  Net Assets..................................................  $33,978,783
                                                                ===========
Composition of Net Assets:
 Capital......................................................  $30,469,902
 Accumulated net investment income............................      399,084
 Accumulated net realized gains from investment transactions..      793,589
 Unrealized appreciation from investments.....................    2,316,208
                                                                -----------
Net Assets....................................................  $33,978,783
                                                                ===========
Institutional Class Shares:
 Net Assets...................................................  $33,683,856
 Shares outstanding...........................................    3,235,443
 Net Asset Value, Offering Price and Redemption Price per
  share.......................................................  $     10.41
                                                                ===========
Class A Shares:
 Net Assets...................................................  $   260,878
 Shares outstanding...........................................       25,068
 Net Asset Value and Redemption Price per share...............  $     10.41
                                                                ===========
 Maximum sales charge.........................................         5.00%
 Maximum Offering Price (Net Asset Value/(100%-maximum sales
  charge).....................................................  $     10.96
                                                                ===========
Class B Shares:
 Net Assets...................................................  $    34,049
 Shares outstanding...........................................        3,297
 Net Asset Value, Offering Price and Redemption Price per
  share*......................................................  $     10.33
                                                                ===========

--------
* Redemption Price per share varies based on the length of time shares are held.

See notes to financial statements.

HSBC Mutual Funds Trust

Statement of Operations
For the six months ended June 30, 2001 (Unaudited)

                           INTERNATIONAL EQUITY FUND

Investment Income:
 Dividend........................................................... $   628,150
 Foreign tax withholding............................................     (37,726)
                                                                     -----------
Total Investment Income.............................................     590,424
                                                                     -----------
Expenses:
 Investment adviser.................................................     160,886
 Administration.....................................................      26,815
 Distribution:
  Class B Shares....................................................         105
 Service organization:
  Class A Shares....................................................           9
  Class B Shares....................................................          70
 Custodian..........................................................      11,788
 Legal..............................................................      46,937
 Printing...........................................................      14,931
 Transfer agent.....................................................      25,957
 Other..............................................................      29,189
                                                                     -----------
   Total expenses before contractual fee reductions and
    reimbursements..................................................     316,687
    Service organization fees reduced...............................         (40)
    Administration fees reduced.....................................      (8,938)
    Investment adviser fees reduced and reimbursed..................     (78,082)
                                                                     -----------
Net Expenses........................................................     229,627
                                                                     -----------
Net Investment Income...............................................     360,797
                                                                     -----------
Net Realized/Unrealized Gains/(Losses) from Investments and Foreign
 Currencies:
 Net realized gains from investment and foreign currency
  transactions......................................................   1,140,821
 Change in unrealized appreciation/depreciation from investments and foreign currencies................................................  (3,629,283)
                                                                     -----------
 Net realized/unrealized losses from investments....................  (2,488,462)
                                                                     -----------
Change in net assets resulting from operations...................... $(2,127,665)
                                                                     ===========

See notes to financial statements.

HSBC Mutual Funds Trust

Statement of Changes in Net Assets

                                                   International Equity Fund
                                               ----------------------------------
                                                   For the           For the
                                               six months ended    year ended
                                                June 30, 2001   December 31, 2000
                                               ---------------- -----------------
                                                 (Unaudited)
Investment Activities:
Operations:
 Net investment income........................   $   360,797      $  1,026,682
 Net realized gains from investment and
  foreign currency transactions...............     1,140,821         3,694,295
 Change in unrealized
  appreciation/depreciation from investments
  and foreign currencies......................    (3,629,283)       (5,153,800)
                                                 -----------      ------------
Change in net assets resulting from
 operations...................................    (2,127,665)         (432,823)
                                                 -----------      ------------
Dividends:
 Net investment income:
   Institutional Class Shares.................            --          (939,419)
   Class A Shares.............................            --            (5,400)
   Class B Shares*............................            --              (382)
 Net realized gains from investment
  transactions:
   Institutional Class Shares.................            --        (5,730,493)
   Class A Shares.............................            --           (31,890)
   Class B Shares*............................            --            (1,719)
                                                 -----------      ------------
Change in net assets from shareholder
 dividends....................................            --        (6,709,303)
                                                 -----------      ------------
Change in net assets from capital share
 transactions.................................    (5,474,759)      (21,585,608)
                                                 -----------      ------------
Change in net assets..........................    (7,602,424)      (28,727,734)
                                                 -----------      ------------
Net Assets:
 Beginning of period..........................    41,581,207        70,308,941
                                                 -----------      ------------
 End of period................................   $33,978,783      $ 41,581,207
                                                 ===========      ============

--------
*Class B shares commenced operations on August 9, 2000.

See notes to financial statements.

HSBC Mutual Funds Trust

FINANCIAL HIGHLIGHTS

                           INTERNATIONAL EQUITY FUND

Selected per share data for a share outstanding throughout the period indicated.

                                        Institutional Class Shares
                         --------------------------------------------------------------
                             For the          For the years ended December 31,
                         six months ended  --------------------------------------------
                          June 30, 2001     2000     1999     1998     1997      1996
                         ----------------  -------  -------  -------  -------   -------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....     $ 11.05       $ 12.56  $ 11.38  $ 10.35  $ 10.61   $  9.98
                             -------       -------  -------  -------  -------   -------
Investment Activities:
 Net investment income..        0.11          0.27     0.22     0.08     0.04*    (0.01)
 Net realized and
  unrealized
  gains/(losses) from
  investment and foreign
  currency
  transactions..........       (0.75)        (0.03)    2.01     1.09    (0.27)     0.64
                             -------       -------  -------  -------  -------   -------
Total from Investment
 Activities.............       (0.64)         0.24     2.23     1.17    (0.23)     0.63
                             -------       -------  -------  -------  -------   -------
Dividends:
 Net investment income..          --         (0.25)   (0.20)   (0.08)   (0.02)       --
 In excess of net
  investment income.....          --            --    (0.06)   (0.02)   (0.01)       --
 Net realized gains from
  investment and foreign
  currency
  transactions..........          --         (1.50)   (0.79)   (0.04)      --        --
                             -------       -------  -------  -------  -------   -------
Total Dividends.........          --         (1.75)   (1.05)   (0.14)   (0.03)       --
                             -------       -------  -------  -------  -------   -------
Net Asset Value, End of
 Period.................     $ 10.41       $ 11.05  $ 12.56  $ 11.38  $ 10.35   $ 10.61
                             =======       =======  =======  =======  =======   =======
Total Return............       (5.79)%(a)     2.04%   19.87%   11.32%   (2.15)%    6.31%
Ratios/Supplemental
 Data:
 Net Assets at end of
  period (000's)........     $33,684       $41,297  $70,060  $65,139  $67,458   $21,110
 Ratio of expenses to
  average net assets....        1.29%(b)      1.08%    1.00%    1.14%    1.12%     2.04%
 Ratio of net investment
  income to average net
  assets................        2.02%(b)      1.97%    1.83%    0.81%    0.35%    (0.10)%
 Ratio of expenses to
  average net assets**..        1.40%(b)     (c)       1.47%    1.61%    1.91%     2.89%
 Portfolio turnover
  rate***...............        5.86%         6.65%   22.60%  163.90%  112.54%    77.91%

--------
 (a)  Not annualized.
 (b)  Annualized.
 (c)  During the period, there were no voluntary reductions/reimbursements.
  *  Based on average shares outstanding.
 ** During the period, certain fees were voluntarily/contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.
*** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

HSBC Mutual Funds Trust

FINANCIAL HIGHLIGHTS

                           INTERNATIONAL EQUITY FUND

Selected per share data for a share outstanding throughout the period indicated.

                                          Class A Shares(a)
                         --------------------------------------------------------
                             For the       For the years ended December 31,
                         six months ended ---------------------------------------
                          June 30, 2001    2000    1999    1998    1997     1996
                         ---------------- ------  ------  ------  ------   ------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....      $11.05      $12.56  $11.38  $10.35  $10.60   $ 9.97
                              ------      ------  ------  ------  ------   ------
Investment Activities:
 Net investment income..        0.10        0.23    0.22    0.08    0.06*   (0.02)
 Net realized and
  unrealized
  gains/(losses) from
  investment and foreign
  currency
  transactions..........       (0.74)       0.01    2.01    1.09   (0.28)    0.65
                              ------      ------  ------  ------  ------   ------
Total from Investment
 Activities.............       (0.64)       0.24    2.23    1.17   (0.22)    0.63
                              ------      ------  ------  ------  ------   ------
Dividends:
 Net investment income..          --       (0.25)  (0.20)  (0.10)  (0.03)      --
 In excess of net
  investment income.....          --          --   (0.06)     --      --       --
 Net realized gains from
  investment and foreign
  currency
  transactions..........          --       (1.50)  (0.79)  (0.04)     --       --
                              ------      ------  ------  ------  ------   ------
Total Dividends.........          --       (1.75)  (1.05)  (0.14)     --       --
                              ------      ------  ------  ------  ------   ------
Net Asset Value, End of
 Period.................      $10.41      $11.05  $12.56  $11.38  $10.35   $10.60
                              ======      ======  ======  ======  ======   ======
Total Return (excludes
 sales charge)..........       (5.79)%(b)   2.04%  19.87%  11.32%  (2.06)%   6.32%
Ratios/Supplemental
 Data:
 Net Assets at end of
  period (000's)........      $  261      $  263  $  249  $  259  $  309   $  409
 Ratio of expenses to
  average net assets....        1.29%(c)    1.11%   1.01%   1.12%   1.17%    2.10%
 Ratio of net investment
  income to average net
  assets................        2.10%(c)    2.00%   1.84%   0.81%   0.54%   (0.19)%
 Ratio of expenses to
  average net assets**..        1.40%(c)    (d)     1.63%   1.94%   2.19%    2.94%
 Portfolio turnover
  rate***...............        5.86%       6.65%  22.60% 163.90% 112.54%   77.91%

--------
  (a) Effective July 1, 1999 the Fund redesignated the Service Class to Class A Shares.
  (b) Not annualized.
  (c) Annualized.
  (d) During the period, there were no voluntary reductions/reimbursements.
   * Based on average shares outstanding.
  ** During the period, certain fees were voluntarily/contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.
  *** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

HSBC Mutual Funds Trust

FINANCIAL HIGHLIGHTS

                           INTERNATIONAL EQUITY FUND

Selected per share data for a share outstanding throughout the period indicated.

                                                        Class B Shares
                                                -------------------------------
                                                                 For the period
                                                    For the      August 9, 2000
                                                six months ended       to
                                                    June 30,      December 31,
                                                      2001           2000*
                                                ---------------- --------------
                                                  (Unaudited)
Net Asset Value, Beginning of Period...........      $11.02          $12.02
                                                     ------          ------
Investment Activities:
 Net investment income.........................        0.13            0.05
 Net realized and unrealized gains/(losses)
  from investment and foreign currency
  transactions.................................       (0.82)           0.16
                                                     ------          ------
Total from Investment Activities...............       (0.69)           0.21
                                                     ------          ------
Dividends:
 Net investment income.........................          --           (0.22)
 Net realized gains from investment and foreign
  currency transactions........................          --           (0.99)
                                                     ------          ------
Total Dividends................................          --            1.21
                                                     ------          ------
Net Asset Value, End of Period.................      $10.33          $11.02
                                                     ======          ======
Total Return (excludes redemption charge)......       (6.26)%(a)       1.79%(a)
Ratios/Supplemental Data:
 Net Assets at end of period (000's)...........      $   34          $   21
 Ratio of expenses to average net assets.......        2.29%(b)        2.32%(b)
 Ratio of net investment income to average net
  assets.......................................        1.30%(b)        0.98%(b)
 Ratio of expenses to average net assets**.....        2.39%(b)       (c)
 Portfolio turnover rate***....................        5.86%           6.65%

--------
 (a)  Not annualized.
 (b)  Annualized.
 (c)  During the period, there were no voluntary reductions/reimbursements.
  *  Period from commencement of operations.
 ** During the period, certain fees were voluntarily/contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.
*** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

HSBC Mutual Funds Trust

Notes to Financial Statements
June 30, 2001 (Unaudited)

1.Organization

  HSBC Mutual Funds Trust (the "Trust") was organized in Massachusetts on November 1, 1989 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The accompanying financial statements are for the International Equity Fund (the "Fund"). The Fund is part of the HSBC Family of Funds. Financial statements for all other funds are published separately.

  The Fund is authorized to issue four classes of shares as follows:
  Institutional Class Shares, Class A Shares, Class B Shares and Class C Shares. At June 30, 2001, the Fund had not issued any Class C Shares. Each class has identical rights and privileges except with respect to the fees paid under service organization and distribution plans, voting matters affecting a single class of shares and the exchange privileges of each class of shares.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (the "U.S."). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  Securities Valuation:

  Portfolio securities are valued at the last quoted sales price as of the close of business on the day the valuation is made, or lacking any sales, at the mean between closing bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. The value for each unlisted security on a day such security is not traded shall be based on the mean of the bid and ask quotations for that day. The value for each unlisted security is based on the last trade price for that security on a day in which the security is traded. The value of each security for which readily available market quotations exist will be based on a decision as to the broadest and most representative market for such security. Options on stock indices traded on national securities exchanges are valued at the close of option trading on such exchanges. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

  Bonds and other fixed-income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuation and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt

HSBC Mutual Funds Trust
  securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

  Security Transactions and Related Income:

  Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated on the identified cost basis.

  Expense Allocation:

  Expenses directly attributed to each Fund are charged to that Fund's operations; expenses, which are applicable to all funds in the HSBC Family of Funds, are allocated among them on the basis of relative net assets or another appropriate basis. Expenses specific to a class are charged to that class.

  Foreign Currency Translation:

  The accounting records of the Fund are maintained in U.S. Dollars. Foreign currency amounts are translated into U.S. Dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  Forward Foreign Currency Exchange Contracts:

  The Fund entered into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. Dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

  Federal Income Taxes and Dividends:

  The Fund is a separate taxable entity for federal tax purposes. The Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. The Fund declares and pays substantially all net investment income and net realized gains, if any, at least annually. Additional dividends are also made to the Fund's shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies. Accordingly, no provision for federal or excise tax is required.

  The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from the generally accepted accounting principles of the United

HSBC Mutual Funds Trust

  States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital: temporary differences do not require reclassification. For the six months ended June 30, 2001, no reclassifications have been made to increase/(decrease) such accounts.

3.Related Party Transactions

  Investment Adviser:

  The Trust retains HSBC Asset Management (Americas) Inc., a wholly owned subsidiary of HSBC Bank USA, a New York state chartered bank, to act as Investment Adviser (the "Adviser") for the Funds. As compensation for its services, the Adviser is entitled to receive a fee accrued daily, and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets.

  Delaware International Advisers Ltd. (the "Sub-adviser") acts as sub-adviser for the Fund. The Sub-adviser receives an annual fee accrued daily and paid monthly by the Adviser for its services.

  Administrator:

  BISYS Fund Services Ohio, Inc. ("BISYS"), a subsidiary of The BISYS Group, Inc., with whom certain officers are affiliated, serves the Trust as administrator. Such officers are not paid any fees directly by the Fund for serving as officers of the Trust. In accordance with the terms of the Management and Administration Agreement, BISYS is entitled to receive a fee accrued daily, and paid monthly, at an annual rate of 0.15% of the Fund's average daily net assets.

  Distribution Plan:

  BISYS Fund Services Limited Partnership (the "Distributor") serves as distributor of the Fund. The Fund has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Fund to the Distributor for expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.35% for Class A Shares, and 0.75% for Class B Shares and Class C Shares, of the average net assets of each respective class. The Distributor is entitled to receive commissions on sales of shares of the Fund. For the six months ended June 30, 2001, the Distributor received $652 from commissions earned on sales of shares of the Fund, all of which was re-allowed to affiliated broker/dealers of the Fund.

  Service Organization:

  The Fund may enter into Service Organization agreements (the "Service Agreements") with certain banks, financial institutions and corporations ("Service Organizations") whereby each Service Organization handles record-keeping and provides certain administration services for its customers who invest in the Fund through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments for the performance of its service under the Service Agreement. The payments from the Fund on an annual basis will not exceed 0.35% of the average value of the Fund's Class A Shares and 0.50% of the average value for Class B Shares and Class C Shares held in the sub-accounts of the Service Organizations.

HSBC Mutual Funds Trust

  Fee Reductions:

  The Adviser has agreed to limit its Management fee to 0.55% of average daily net assets for the Fund. The Distributor has agreed to limit its fee at 0.25% for Class A Shares and 0.65% of average daily net assets for Class B and C Shares. The Service organization fee is being contractually waived in its entirety for Class A Shares and limited to 0.25% for Class B and C Shares.

  Fund Accountant, Transfer Agent, and Custodian:

  BISYS provides fund accounting and transfer agent services for the Fund. For these services to the Fund, BISYS receives an annual fee accrued daily and paid monthly.

  Legal Counsel:

  A partner of the Trust's legal counsel served as Secretary of the Trust. Paul, Weiss, Rifkind, Wharton and Garrison served as the Trust's legal counsel for the six months ended June 30, 2001.

4.Investment Transactions

  Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2001 were $2,100,985 and $8,826,246, respectively.

HSBC Mutual Funds Trust

5.Capital Share Transactions

  The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in dollars and shares for the six months ended June 30, 2001 were as follows:

                              For the six months         For the year
                                    ended                    ended
                                June 30, 2001          December 31, 2000
                             ---------------------  ------------------------
                               Amount      Shares      Amount       Shares
                             -----------  --------  ------------  ----------
   Institutional Class
    Shares:
    Issued.................. $ 1,066,802    99,067  $  7,556,511     632,843
    Reinvested..............          --        --       107,324       9,489
    Redeemed................  (6,569,458) (599,645)  (29,315,551) (2,482,473)
                             -----------  --------  ------------  ----------
   Net decrease.............  (5,502,656) (500,578)  (21,651,716) (1,840,141)
                             -----------  --------  ------------  ----------
   Class A Shares:
    Issued..................      22,459     2,126        31,765       2,765
    Reinvested..............          --        --        35,618       3,145
    Redeemed................      (9,253)     (834)      (23,616)     (1,985)
                             -----------  --------  ------------  ----------
   Net increase.............      13,206     1,292        43,767       3,925
                             -----------  --------  ------------  ----------
   Class B Shares:*
    Issued..................      14,792     1,381        20,837       1,758
    Reinvested..............          --        --         2,059         187
    Redeemed................        (101)       (9)         (555)        (20)
                             -----------  --------  ------------  ----------
   Net increase.............      14,691     1,372        22,341       1,925
                             -----------  --------  ------------  ----------
   Total net decrease....... $(5,474,759) (497,914) $(21,585,608) (1,834,291)
                             ===========  ========  ============  ==========

--------
*Class B shares commenced operations on August 9, 2000.

6.Subsequent Event

  Effective September 28, 2001, Wilmington Trust Company will replace HSBC Asset Management (Americas) Inc. as Investment Adviser.

                                            HSBC Mutual Funds Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                            [LOGO OF HSBC ASSET MANAGEMENT
                                            AMERICAS INC.]
--------------------------------------------------------------------------------

                                            International Equity Fund

HSBC SM Mutual Funds Trust
3435 Stelzer Road
Columbus, Ohio 43219

Information:
(800) 634-2536

Investment Adviser
HSBC Asset Management (Americas) Inc.
140 Broadway (6th Floor)
New York, New York 10005-1180

Distributor, Administrator, Transfer Agent and Dividend Disbursing Agent
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

Custodian
The Bank of New York
90 Washington Street
New York, New York 10286

Independent Auditors
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

Legal Counsel
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019

This report is for the information of the shareholders of HSBC Mutual Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus. Shares of the Fund are not an obligation of or guaranteed or endorsed by HSBC Holdings plc or its affiliates. In addition, such shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency and may involve investment risks, including the possible loss of principal.
                                                                            8/01
Semi-Annual Report
June 30, 2001

Managed by:
HSBC Asset Management (Americas) Inc.

Sponsored and distributed by:
BISYS Fund Services